UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.4%

	Shares	Value

CONSUMER DISCRETIONARY — 7.8%
Advance Auto Parts	77,000	$5,462,380
Arcos Dorados Holdings, Cl A	310,000	4,002,100
DeVry	132,000	3,466,320
Fossil*	36,000	3,135,600
John Wiley & Sons, Cl A	143,000	6,203,340
Tiffany	58,000	3,666,760
Tupperware Brands	145,000	8,569,500

		34,506,000

CONSUMER STAPLES — 15.0%
Avon Products	352,000	5,452,480
Clorox	136,000	9,832,800
Energizer Holdings	120,000	8,756,400
Flowers Foods	294,000	5,788,860
H.J. Heinz	177,000	10,179,270
Kellogg	146,000	7,638,720
Mead Johnson Nutrition	55,000	3,391,300
Molson Coors Brewing, Cl B	176,000	7,592,640
Ralcorp Holdings*	108,000	7,796,520

		66,428,990

ENERGY — 10.0%
Concho Resources*	58,000	4,994,960
Denbury Resources*	625,000	9,581,250
Key Energy Services*	215,000	1,406,100
Oasis Petroleum*	71,000	2,085,270
Oil States International*	37,000	2,704,700
Pioneer Natural Resources	72,000	7,606,800
Superior Energy Services*	300,000	6,099,000
Whiting Petroleum*	235,000	9,874,700

		44,352,780

FINANCIALS — 14.4%
Allied World Assurance Company Holdings	112,000	8,993,600

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Arthur J. Gallagher	217,000	$7,690,480
Cullen/Frost Bankers	62,000	3,428,600
Endurance Specialty Holdings	69,000	2,797,950
First Republic Bank	112,000	3,847,200
Morningstar	82,000	5,164,360
Northern Trust	230,000	10,989,400
T. Rowe Price Group	82,000	5,325,080
Waddell & Reed Financial, Cl A	112,000	3,732,960
Willis Group Holdings	355,000	11,952,850

		63,922,480

HEALTH CARE — 19.3%
Bio-Rad Laboratories, Cl A*	80,000	8,108,000
C.R. Bard	85,000	8,176,150
CareFusion*	370,000	9,827,200
Illumina*	158,000	7,506,580
Laboratory Corporation of America Holdings*	105,000	8,896,650
Life Technologies*	232,000	11,347,120
Myriad Genetics*	144,000	3,768,480
Qiagen*	233,000	4,065,850
Quality Systems	224,000	3,908,800
ResMed	85,000	3,394,900
St. Jude Medical	146,000	5,585,960
West Pharmaceutical Services	101,000	5,440,870
Zimmer Holdings	88,000	5,650,480

		85,677,040

INDUSTRIALS — 12.5%
Ametek	108,000	3,839,400
Dover	182,000	10,596,040
Esterline Technologies*	90,000	5,201,100
Gardner Denver	66,000	4,575,780
IDEX	157,000	6,677,210
Pall	43,000	2,707,280

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Parker Hannifin	129,000	$10,147,140
Pentair	107,000	4,519,680
Roper Industries	25,000	2,729,250
Verisk Analytics, Cl A*	86,000	4,386,000

		55,378,880

INFORMATION TECHNOLOGY — 14.9%
Altera	243,000	7,406,640
Ansys*	62,000	4,394,560
Check Point Software Technologies*	155,000	6,902,150
Concur Technologies*	40,000	2,649,200
IHS, Cl A*	52,000	4,388,280
Intuit	175,000	10,398,500
Jack Henry & Associates	81,000	3,078,000
Micros Systems*	144,000	6,536,160
National Instruments	265,000	6,243,400
Red Hat*	55,000	2,704,350
Solera Holdings	184,000	8,613,040
TIBCO Software*	106,000	2,672,260

		65,986,540

MATERIALS — 1.5%
AptarGroup	132,000	6,768,960

TOTAL COMMON STOCK (Cost $413,319,431)		423,021,670

CASH EQUIVALENT — 4.6%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010% (Cost $ 20,305,255)	20,305,255	20,305,255

TOTAL INVESTMENTS — 100.00% (Cost $433,624,686)†		$443,326,925

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2012 (Unaudited)

Percentages	are based on Net Assets of $443,934,623.

*	Non-income producing security.
**	Rate Reported is the 7-day effective yield as of October 31, 2012.
†	At October 31, 2012, the tax basis cost of the Fund’s investments was $433,624,686, and the unrealized appreciation and depreciation were $37,699,395 and ($27,997,156) respectively.

Cl—Class

As	of October 31, 2012, all of the Fund’s investments were considered Level 1.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-0900

4

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value

CONSUMER DISCRETIONARY — 6.4%
CoStar Group*	65,000	$5,388,500
John Wiley & Sons, Cl A	335,000	14,532,300
K12*	265,000	5,424,550
Strayer Education	87,000	4,999,020
Tupperware Brands	125,000	7,387,500
Wolverine World Wide	335,000	14,026,450

		51,758,320

CONSUMER STAPLES — 9.7%
Flowers Foods	865,000	17,031,850
Harris Teeter Supermarkets	330,000	12,358,500
Lancaster Colony	200,000	14,556,000
Snyders-Lance	465,000	11,783,100
Spectrum Brands Holdings*	200,000	9,098,000
TreeHouse Foods*	265,000	14,190,750

		79,018,200

ENERGY — 8.4%
Approach Resources*	330,000	8,127,900
Gulfport Energy*	200,000	6,636,000
Key Energy Services*	665,000	4,349,100
Lufkin Industries	235,000	11,752,350
Northern Oil and Gas*	502,800	7,622,448
Oasis Petroleum*	248,000	7,283,760
PDC Energy*	115,000	3,481,050
Resolute Energy*	865,000	7,681,200
Superior Energy Services*	400,000	8,132,000
TETRA Technologies*	660,000	3,531,000

		68,596,808

FINANCIALS — 17.6%
Allied World Assurance Company Holdings	265,000	21,279,500
Alterra Capital Holdings	200,000	4,886,000
AmTrust Financial Services	241,400	5,841,880
Argo Group International Holdings	267,000	9,184,800

5

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Aspen Insurance Holdings	365,000	$11,807,750
Bryn Mawr Bank	165,000	3,735,600
Cardtronics*	200,000	5,682,000
Community Bank System	130,000	3,586,700
Endurance Specialty Holdings	265,000	10,745,750
Financial Engines*	330,000	7,923,300
Independent Bank	135,000	3,983,850
MarketAxess Holdings	87,000	2,717,880
Morningstar	173,000	10,895,540
Navigators Group*	180,000	9,554,400
UMB Financial	400,000	17,812,000
Waddell & Reed Financial, Cl A	260,000	8,665,800
Washington Trust Bancorp	170,000	4,588,300

		142,891,050

HEALTH CARE — 17.1%
Bio-Rad Laboratories, Cl A*	133,000	13,479,550
Bio-Reference Laboratories*	200,000	5,552,000
Genomic Health*	135,000	4,218,750
Integra LifeSciences Holdings*	344,900	13,192,425
Luminex*	400,000	6,432,000
Masimo*	470,000	10,325,900
Medidata Solutions*	165,000	6,933,300
Myriad Genetics*	265,000	6,935,050
NuVasive*	465,000	6,705,300
Quality Systems	400,000	6,980,000
STERIS	265,000	9,436,650
Techne	100,000	6,736,000
Teleflex	180,000	12,231,000
VCA Antech*	400,000	7,832,000
Volcano*	200,000	5,724,000
West Pharmaceutical Services	300,000	16,161,000

		138,874,925

6

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 16.8%
ABM Industries	330,000	$6,270,000
Actuant, Cl A	200,000	5,648,000
Brady, Cl A	265,000	8,151,400
CLARCOR	200,000	9,048,000
EnPro Industries*	318,500	11,644,360
Esterline Technologies*	160,000	9,246,400
Hub Group, Cl A*	200,000	6,202,000
IDEX	265,000	11,270,450
Kaydon	200,000	4,472,000
Landstar System	135,000	6,837,750
Mistras Group*	200,000	4,418,000
Proto Labs*	148,000	5,135,600
Raven Industries	330,000	9,005,700
RBC Bearings*	35,000	1,738,100
Robbins & Myers	230,000	13,634,400
TriMas*	565,000	14,170,200
UTi Worldwide	400,000	5,556,000
Woodward	135,000	4,522,500

		136,970,860

INFORMATION TECHNOLOGY — 13.8%
Advent Software*	165,000	3,580,500
Bottomline Technologies*	465,000	10,881,000
comScore*	400,000	5,668,000
FARO Technologies*	111,100	4,466,220
Guidewire Software*	80,000	2,451,200
Hittite Microwave*	100,000	5,664,000
Jack Henry & Associates	265,000	10,070,000
LogMeIn*	266,300	6,572,284
Measurement Specialties*	235,000	7,663,350
National Instruments	366,700	8,639,452
NeuStar, Cl A*	200,000	7,318,000
NICE Systems ADR*	265,000	8,824,500
Pros Holdings*	265,000	5,122,450
Qlik Technologies*	500,000	9,205,000

7

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2012
(Unaudited)

COMMON STOCK — concluded

	Shares	Value

INFORMATION TECHNOLOGY — continued
Sapient*	595,000	$6,116,600
WEX*	135,000	9,960,300

		112,202,856

MATERIALS — 4.6%
AptarGroup	200,000	10,256,000
Sensient Technologies	435,000	15,825,300
Silgan Holdings	265,000	11,477,150

		37,558,450

TOTAL COMMON STOCK (Cost $670,879,089)		767,871,469

CASH EQUIVALENTS — 5.8%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	22,106,196	22,106,196
Fidelity Treasury Portfolio, Cl I, 0.010%	24,759,431	24,759,431

TOTAL CASH EQUIVALENTS (Cost $46,865,627)		46,865,627

TOTAL INVESTMENTS — 100.2% (Cost $717,744,716)†		$814,737,096

Percentages are based on Net Assets of $812,582,581.

*	Non-income producing security.
**	Rate Reported is 7-day effective yield as of October 31, 2012.
†	At October 31, 2012, the tax basis cost of the Fund’s investments was $717,744,716, and the unrealized appreciation and depreciation were $147,379,933 and ($50,387,553) respectively.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2012, all of the Fund’s investments were considered Level 1.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1600

8

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 26, 2012